Master Trust - Schedule of Master Trust Investments Including Gains and Losses on Investments (Parenthetical) (Details) - EBP 004 & 003 - EBP, Nonconsolidated, Master Trust	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net investment income	$ 94,533,999
Common Collective Trust
EBP, Master Trust [Line Items]
Net investment income	$ 13,991